UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Franklin Templeton Total Return FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                Face
                                              Amount  Government & Agency Obligations                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                               USD           500,000  Fannie Mae, 4.25% due 7/15/2007                                   $   502,217
                                             500,000  Federal Home Loan Bank System, 3.875%
                                                      due 8/22/2008                                                         497,145
                                                      Freddie Mac:
                                           1,000,000    4% due 8/17/2007                                                  1,000,188
                                             800,000      4.125% due 7/12/2010                                              798,559
                                             500,000      5.50% due 9/15/2011                                               534,217
                                             300,000      4.375% due 7/17/2015                                              299,985
                                              30,000      6.25% due 7/15/2032                                                37,366
                                                      U.S. Treasury Bonds:
                                             600,000      6.25% due 8/15/2023                                               743,485
                                             250,000      5.25% due 2/15/2029                                               284,463
                                             250,000      6.25% due 5/15/2030                                               323,916
                                                      U.S. Treasury Notes:
                                             550,000      3.625% due 6/30/2007                                              547,895
                                             200,000      3.875% due 7/31/2007                                              200,117
                                             250,000      3.75% due 5/15/2008                                               249,385
                                           1,000,000      4.125% due 8/15/2008                                            1,008,047
                                             750,000      4% due 4/15/2010                                                  754,131
                                             730,000      4.125% due 8/15/2010                                              738,498
                                             400,000      4% due 2/15/2015                                                  398,828
                                             270,000      4.25% due 8/15/2015                                               275,105
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Government & Agency Obligations
                                                      (Cost - $9,098,153) - 58.1%                                         9,193,547
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Government Agency
                                                      Mortgage-Backed Securities ***
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Fannie Mae Guaranteed Pass-Through Certificates:
                                              94,472      4.616% due 5/01/2033 (b)                                           94,535
                                             499,999      5% due 7/01/2035 - 8/01/2035                                      496,819
                                             700,001      5.50% due 5/01/2035                                               707,451
                                             200,001      6% due 6/01/2035                                                  204,753
                                             400,000  Freddie Mac Mortgage Participation Certificates,
                                                      4.50% due 9/15/2020                                                   396,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Government Agency Mortgage-Backed Securities
                                                      (Cost - $1,886,668) - 12.0%                                         1,900,308
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Non-Government Agency Mortgage-Backed Securities -
                                                      Collateralized Mortgage Obligations ***
-----------------------------------------------------------------------------------------------------------------------------------
                                             300,000  Greenwich Capital Commercial Funding Corp. Series
                                                      2004-GG1 Class A7, 5.317% due 6/10/2036                               314,181
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Non-Government Agency Mortgage-Backed Securities -
                                                      Collateralized Mortgage Obligations (Cost - $309,534) - 2.0%         314,181
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                Face
Industry                                      Amount  Corporate Bonds                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%     USD            25,000  L-3 Communications Corp., 5.875% due 1/15/2015                    $    24,687
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%                       100,000  The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010             100,176
                                             100,000  Morgan Stanley, 4.75% due 4/01/2014                                    98,636
                                                                                                                        -----------
                                                                                                                            198,812
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                              50,000  RPM International, Inc., 6.25% due 12/15/2013                          52,733
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                       50,000  Bank of America Corp., 5.25% due 12/01/2015                            52,014
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                         25,000  Allied Waste North America, Inc. Series B, 5.75%
Supplies - 0.8%                                       due 2/15/2011                                                          23,344
                                              50,000  Cendant Corp., 7.375% due 1/15/2013                                    57,235
                                              50,000  Waste Management, Inc., 6.50% due 11/15/2008                           52,833
                                                                                                                        -----------
                                                                                                                            133,412
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                         25,000  Ford Motor Credit Co., 7.25% due 10/25/2011                            24,444
Services - 0.8%                               50,000  General Motors Acceptance Corp., 6.875% due 9/15/2011                  47,349
                                              50,000  JPMorgan Chase & Co., 5.75% due 1/02/2013                              53,331
                                                                                                                        -----------
                                                                                                                            125,124
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 25,000  Qwest Communications International, Inc., 7.75%                        24,000
Services - 1.1%                                       due 2/15/2014
                                             100,000  Telecom Italia Capital SA, 4.95% due 9/30/2014 (a)                     99,298
                                              50,000  Verizon New York, Inc. Series A, 6.875%
                                                      due 4/01/2012                                                          55,142
                                                                                                                        -----------
                                                                                                                            178,440
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%                     50,000  The Cleveland Electric Illuminating Co., 5.65%
                                                      due 12/15/2013                                                         52,359
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        25,000  Flextronics International Ltd., 6.50% due 5/15/2013                    25,437
Instruments - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                          50,000  Bunge Ltd. Finance Corp., 5.875% due 5/15/2013                         53,272
                                              25,000  Smithfield Foods, Inc., 7.75% due 5/15/2013                            26,875
                                                                                                                        -----------
                                                                                                                             80,147
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                          25,000  El Paso Natural Gas Co. Series A, 7.625% due 8/01/2010                 26,763
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       25,000  Fresenius Medical Care Capital Trust IV, 7.875%
Services - 0.2%                                       due 6/15/2011                                                          26,750
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                         25,000  Station Casinos, Inc., 6.875% due 3/01/2016                            25,688
Leisure - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%                     25,000  DR Horton, Inc, 7.875% due 8/15/2011                                   27,941
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                   50,000  TXU Corp., 5.55% due 11/15/2014                                        49,020
& Energy Traders - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -                    50,000  Hutchison Whampoa International (03/33) Ltd., 7.45%
0.4%                                                  due 11/24/2033 (a)                                                     59,112
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                              25,000  Case New Holland, Inc., 9.25% due 8/01/2011                            26,625
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                Face
Industry                                      Amount  Corporate Bonds                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                   USD            50,000  Comcast Corp., 5.65% due 6/15/2035                                $    49,084
                                              25,000  DirecTV Holdings LLC, 6.375% due 6/15/2015 (a)                         24,937
                                              25,000  Echostar DBS Corp., 6.375% due 10/01/2011                              24,844
                                              25,000  Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (a)                         25,437
                                              25,000  Liberty Media Corp., 5.70% due 5/15/2013                               23,135
                                             100,000  News America, Inc., 5.30% due 12/15/2014                              101,411
                                                                                                                        -----------
                                                                                                                            248,848
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                        25,000  Novelis, Inc., 7.25% due 2/15/2015 (a)                                 25,063
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                        25,000  CenterPoint Energy, Inc., 7.25% due 9/01/2010                          27,636
                                              50,000  Dominion Resources, Inc., 5.95% due 6/15/2035                          52,226
                                              50,000  PSEG Funding Trust, 5.381% due 11/16/2007                              50,788
                                                                                                                        -----------
                                                                                                                            130,650
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         25,000  Chesapeake Energy Corp., 6.25% due 1/15/2018                           24,781
Fuels - 0.3%                                  25,000  Kerr-McGee Corporation, 6.95% due 7/01/2024                            26,949
                                                                                                                        -----------
                                                                                                                             51,730
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                25,000  Weyerhaeuser Co., 7.375% due 3/15/2032                                 29,552
Products - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%                            50,000  EOP Operating LP, 4.65% due 10/01/2010                                 49,851
                                              25,000  Host Marriott LP, 7.125% due 11/01/2013                                26,125
                                              50,000  iStar Financial, Inc., 6% due 12/15/2010                               52,135
                                                                                                                        -----------
                                                                                                                            128,111
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                            50,000  Washington Mutual Bank FA, 5.65% due 8/15/2014                         52,539
Finance - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    25,000  Rogers Wireless Communications, Inc., 7.25% due 12/15/2012             26,813
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Corporate Bonds (Cost - $1,844,101) - 11.7%                   1,858,370
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Indonesia Recapitalization Bond:
                               IDR       600,000,000      14.25% due 6/15/2013                                               57,087
                                         300,000,000      Series FR02, 14% due 6/15/2009                                     28,602
                                                      Kingdom of Thailand Series 364:
                               THB         1,000,000      3%* due 5/18/2006                                                  23,666
                                           1,000,000      3.20%* due 5/25/2006                                               23,650
                                           2,850,000      3.25%* due 8/24/2006                                               66,902
                               NZD            60,000  New Zealand Government Bond, 6% due 4/15/2015                          42,609
                               SEK           200,000  Swedish Government Bond, 8% due 8/15/2007                              29,286
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Foreign Government Obligations (Cost - $273,842) - 1.7%         271,802
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 15.4%           USD         2,444,159  Brown Brothers Harriman & Co., 2.98% due 9/01/2005                  2,444,159
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities (Cost - $2,444,159) - 15.4%             2,444,159
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $15,856,457**) - 100.9%                                                                        15,982,367

Liabilities in Excess of Other Assets - (0.9%)                                                                             (147,429)
                                                                                                                        -----------
Net Assets - 100.0%                                                                                                     $15,834,938
                                                                                                                        ===========

Franklin Templeton Total Return FDP Fund
Schedule of Investments as of August 31, 2005

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $  15,856,457
                                                                  =============
      Gross unrealized appreciation                               $     133,620
      Gross unrealized depreciation                                      (7,710)
                                                                  -------------
      Net unrealized appreciation                                 $     125,910
                                                                  =============

*** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.

      Swaps outstanding as of August 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                    Notional          Unrealized
                                                     Amount         Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on Dow
      Jones CDX North America
      Investment Grade Index Series 4
      and receive 0.40%

      Broker, JPMorgan Chase Bank
      Expires June 2010                           $ 1,000,000       $        (3)
      --------------------------------------------------------------------------

      Forward exchange contracts as of August 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                                     Unrealized
      Foreign Currency                  Settlement                 Appreciation
      Purchased                            Date                   (Depreciation)
      --------------------------------------------------------------------------
      KRW  135,500,000                   May 2006                      $ (2,179)
      KRW   92,000,000                  June 2006                          (465)
      PLN      375,000                   May 2006                           554
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts - Net
      (USD Commitment - $336,030)                                      $ (2,090)
                                                                       ========

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Currency Abbreviations:

      IDR   Indonesian Rupiah
      KRW   Korean Won
      NZD   New Zealand Dollar
      PLN   Polish Zloty
      SEK   Swedish Krona
      THB   Thailand Baht
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2005